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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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1.  Name and address of issuer:

          Schroder Capital Funds (Delaware)
          formerly Schroder Capital Funds, Inc.
          Two Portland Square
          Portland, ME 04101

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2.  Name of each series or class of funds for which this notice is filed:

          Schroder Emerging Markets Fund - Institutional Portfolio Schroder International Fund (FORMERLY INTERNATIONAL EQUITY FUND) Schroder U.S. Equity Fund
          Schroder U.S. Smaller Companies Fund


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3.   Investment Company Act File Number:  811-1911

     Securities Act File Number:  2-34215


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4.   Last day of fiscal year for which this notice is filed:

          October 31, 1996

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                      [   ]

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6.   Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):


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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Zero (0)

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8.   Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:


          10,834,242 Shares

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9.   Number and aggregate sale price of securities sold during fiscal year:

                                                  Shares           Dollars
                                                  ------           -------
     Schroder Emerging Markets Fund -
       Institutional Portfolio                  13,543,230       $156,356,464
     Schroder International Fund (FORMERLY
       INTERNATIONAL EQUITY FUND)                3,140,534         61,632,947
     Schroder U.S. Equity Fund                     274,295          2,424,699
     Schroder U.S. Smaller Companies Fund          202,688          3,219,740
                                                ----------       ------------
                                                17,160,747       $223,633,850

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                  Shares            Dollars
                                                  ------            -------
     Schroder Emerging Markets Fund -
       Institutional Portfolio                   6,480,861        $74,011,432
     Schroder International Fund (FORMERLY
       INTERNATIONAL EQUITY FUND)
     Schroder U.S. Equity Fund                     274,295          2,539,972
     Schroder U.S. Smaller Companies Fund
                                                 ---------        -----------
                                                 6,755,156        $76,551,404

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


          Securities issued during the fiscal year in connection with dividend reinvestment plans are included in the securities reported in Item 9.









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12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            Rule 24f-2 (from Item 10):                     $          76,551,404
                                                            --------------------

     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):           +                   *
                                                            --------------------

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                   -          76,551,411
                                                            --------------------

     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to
            Rule 24e-2 (if applicable):                    +                   0
                                                            --------------------

     (v)    Net aggregate price of securities sold and
            issued during the fiscal year in reliance
            on Rule 24f-2 [line (i), plus line (ii), less
            line (iii), plus line (iv)] (if applicable):                  (7.00)
                                                            --------------------

     (vi)   Multiplier prescribed by Section 6(b) of the
            Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):       x              1/3300
                                                            --------------------

     (vii)  Fee due [line (i) or line (v) multiplied by
            line (vi)]:                                    $                0.00
                                                            --------------------
                                                            --------------------

 * SHARES ISSUED IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS ARE INCLUDED IN THE SECURITIES REPORTED IN ITEM 9.

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INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                 [    ]

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     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               N/A

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                                   SIGNATURES

     This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*   /s/  Thomas G. Sheehan
                                 -------------------------------------------
                                 Assistant Treasurer and Assistant Secretary

     Date  December 27, 1996
           -----------------

  * Please print the name and title of the signing officer below the signature.
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                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                RULE 24f-2 NOTICE

                        SCHRODER CAPITAL FUNDS (DELAWARE)
                               Two Portland Square
                               Portland, ME 04101


                                    SIGNATURE

     Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Schroder Capital Funds (Delaware) has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on this 26th day of December, 1996.

                                        Schroder Capital Funds (Delaware)


                                        By:  /s/ John Y. Keffer
                                             ----------------------------
                                             John Y. Keffer
                                             Vice President


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